Financial Instruments - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL LIABILITIES
Gains or losses recognized	$ 0	$ 0